Organization and Nature of Operations (Details Narrative) (10Q) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 20, 2015	Jun. 22, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2015
Capital stock, shares authorized									520,000,000
Common stock, shares authorized									500,000,000
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			20,000,000		20,000,000		20,000,000	20,000,000	20,000,000
Net loss			$ 580,068	$ 76,281	$ 1,024,408	$ 120,534	$ 990,396	$ 453,879
Net cash used in operating activities					750,810	170,934	851,841	418,212
Accumulated deficit			2,153,627		2,153,627		1,129,219	138,823
Revenues								$ 254
Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock shares designating	1,000,000
Stock holder voting rights	Each holder of Series A Preferred Stock is entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent is not required (except to the extent they are entitled to vote with holders of Common Stock as set forth herein) for the taking of any corporate action.
ONC Shareholders [Member] | Series A Preferred Stock [Member]
Number of stock exchange for shares		1,000,000
Percentage of outstanding preferred stock		100.00%
Share Exchange Agreement [Member] | ONC Shareholders [Member]
Percentage of acquired of common stock shares issued and outstanding		100.00%
Number of stock exchange for shares		47,000,000
Percentage of outstanding common stock		91.30%
Reverse stock split		1-for-139.2328 reverse stock split
Number of share reduction of issued and outstanding share of prior to exchange shares		4,493,390